Statements of Operations (USD $)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
Operating expenses
Formation and operating costs	$ 249,182	$ 39,849	$ 445,677	$ 146,155	$ 173,003	$ 715,827	$ 888,830	$ 1,334,507
Loss from operations	(249,182)	(39,849)	(445,677)	(146,155)	(173,003)	(715,827)	(888,830)	(1,334,507)
Interest income	5,335	16,836	11,627	26,420	14,083	38,338	52,421	64,048
Net loss and other comprehensive loss	$ (243,847)	$ (23,013)	$ (434,050)	$ (119,735)	$ (158,920)	$ (677,489)	$ (836,409)	$ (1,270,459)
Weighted average shares outstanding	5,750,000	5,750,000	5,750,000	5,750,000	2,760,449	5,750,000	4,517,593	4,796,918
Basic and diluted net loss per share	$ (0.04)	$ 0.0	$ (0.08)	$ (0.02)	$ (0.06)	$ (0.12)	$ (0.19)	$ (0.26)